Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

	2023	2022¹
	$m	$m
Prepayments and accrued income	13,854	10,279
Settlement accounts	32,853	19,565
Cash collateral and margin receivables	57,058	63,421
Bullion	13,701	15,752
Endorsements and acceptances	7,939	8,407
Insurance contract assets (Note 4)	252	136
Reinsurance contract assets	4,728	4,310
Employee benefit assets (Note 5)	7,750	7,282
Right-of-use assets	2,456	2,219
Owned property, plant and equipment	10,478	10,365
Other accounts	14,186	14,413
At 31 Dec	165,255	156,149
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.